UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC.
- Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	1/31/09

STATEMENT OF INVESTMENTS
Dreyfus Gnma Fund, Inc.
January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--117.3%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--9.1%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	3,508,913	3,414,276
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	3,189,363	3,118,287
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A2A	5.11	11/16/09	123,546	123,404
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	1,625,800	1,605,123
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	1,265,428	1,261,909
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	3,543,586	3,457,682
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	148,000	147,780
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	723,170	713,734
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	802,449	796,288
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	1,494,330	1,489,263
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	2,960,000	2,952,836
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	2,578,680	2,581,555
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	88,674	88,720
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	5,056,430	5,078,097
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	1,662,242	1,667,851
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A3	5.30	7/21/10	247,623	248,221
Nissan Auto Receivables Owner
Trust, Ser. 2005-B, Cl. A4	4.18	10/15/10	543,381	543,272
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	1,195,027	1,195,145
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.74	12/15/09	3,027	3,028
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	7,925,000	7,945,586
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	3,937,828	3,951,381
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A3	5.16	2/15/10	68,054	68,113
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	2,275,000	2,289,779

USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	5,682,215	5,702,621
USAA Auto Owner Trust,
Ser. 2008-1, Cl. A2	4.27	10/15/10	1,018,246	1,018,616
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	3,112,921	3,118,573
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A3	5.01	9/15/10	220,842	221,097
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	1,392,864	1,396,975
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A2	5.40	4/15/10	6,391	6,394
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	4,500,000	4,531,824
Volkswagen Auto Loan Enhanced
Trust, Ser. 2007-1, Cl. A3	5.20	1/20/10	1,220,806	1,222,637
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	150,944	150,882
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	2,013,665	2,003,402
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,150,000	2,130,432
				66,244,783
Asset-Backed Ctfs./Credit Cards--2.5%
American Express Credit Account
Master Trust, Ser. 2004-4,
Cl. A	0.42	3/15/12	1,075,000 a	1,056,161
American Express Credit Account
Master Trust, Ser. 2004-3,
Cl. A	4.35	12/15/11	775,000	775,452
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1	3.45	10/17/11	6,275,000	6,277,037
Citibank Credit Card Issuance
Trust, Ser. 2006-A2, Cl. A2	4.85	2/10/11	2,930,000	2,931,279
Citibank Credit Card Issuance
Trust, Ser. 2006-A5, Cl. A5	5.30	5/20/11	5,595,000	5,617,468
MBNA Credit Card Master Note
Trust, Ser. 2006-A1, Cl. A1	4.90	7/15/11	1,775,000	1,775,453
				18,432,850
Asset-Backed Ctfs./Home Equity Loans--1.6%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	3,082,668 a	2,945,374
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	0.43	12/25/36	1,640,668 a	1,422,533
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	119,991
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	437,903 a	371,047
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	469,553	425,834
JP Morgan Mortgage Acquisition,

Ser. 2007-HE1, Cl. AF1	0.49	3/25/47	4,668,394 a	3,528,088
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000 a	612,740
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	0.43	1/25/37	2,096,987 a	1,921,842
				11,347,449
Commercial Mortgage Pass-Through Ctfs.--.4%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.67	1/25/37	2,070,761 a,b	1,586,824
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.91	3/6/20	2,275,000 a,b	1,391,084
				2,977,908
Residential Mortgage Pass-Through Ctfs.--1.5%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.47	1/25/36	989,129 a	731,461
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.36	12/25/34	1,790,938 a	1,253,989
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	0.45	3/25/37	3,069,777 a	1,822,605
JP Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.35	10/25/33	4,424,306 a	3,756,517
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/25/35	2,696,747 a	1,618,660
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,140,064 a	1,578,906
				10,762,138
U.S. Government Agencies/Mortgage-Backed--101.0%
Federal Home Loan Mortgage Corp.:
4.00%			25,270,000 c,d	25,029,145
5.00%, 3/1/20 - 12/1/35			17,029,945 d	17,333,279
5.50%, 4/1/38 - 10/1/38			26,782,228 d	27,429,910
Federal National Mortgage Association:
4.50%			37,605,000 c,d	37,785,927
5.00%, 1/1/36 - 12/1/36			13,901,395 d	14,161,180
5.50%, 11/1/38			7,415,219 d	7,597,710
6.12%, 4/1/09			1,973,136 d	1,970,074
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,067,102 d	1,020,962
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			3,502,223 d	3,618,975
Government National Mortgage Association I:
4.50%			34,880,000 c	34,979,868
5.00%			7,505,000 c	7,649,239
5.50%			17,245,000 c	17,668,037
6.00%			2,650,000 c	2,726,601
6.50%			32,715,000 c	33,916,262
5.00%, 5/15/33 - 10/15/35			51,720,649	52,904,572

5.50%, 6/15/20 - 1/15/39	124,097,872	127,575,015
6.00%, 10/15/19 - 12/15/38	115,951,772	119,605,305
6.50%, 3/15/09 - 11/15/38	6,455,961	6,730,051
7.00%, 11/15/22 - 12/15/22	14,032	15,075
7.50%, 2/15/17 - 5/15/26	5,425,615	5,782,229
8.00%, 8/15/21 - 12/15/22	2,350,579	2,498,872
8.50%, 12/15/16 - 12/15/22	2,083,867	2,228,564
9.00%, 1/15/19 - 12/15/22	1,810,553	1,939,518
9.50%, 3/15/18 - 1/15/25	437,130	477,585
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	667,999	665,630
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,351,949	1,355,341
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	3,691,128	3,723,434
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	2,880,414	2,906,733
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	7,578,501	7,629,309
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	316,839	318,976
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,174,126	1,181,016
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,255,390	2,280,173
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,828,643	2,860,127
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,677,675	3,722,906
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,003,681	1,018,038
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	3,849,342	3,903,501
Government National Mortgage Association II:
5.00%	6,985,000 c	7,102,872
5.50%	3,680,000 c	3,762,829
6.00%	22,300,000 c	22,906,382
5.00%, 9/20/33 - 2/19/39	21,942,775	22,385,200
5.50%, 1/20/34 - 12/20/35	54,199,313	55,521,074
6.00%, 12/20/28 - 1/20/39	28,168,035	28,984,513
6.50%, 5/20/31 - 7/20/31	1,805,669	1,894,921
7.00%, 4/20/24 - 4/20/32	9,099,219	9,699,577
7.50%, 9/20/30	124,045	131,710
9.00%, 7/20/25	116,380	124,725
9.50%, 9/20/17 - 2/20/25	108,525	118,157
		736,841,099
U.S. Treasury Inflation Protected Securities--1.1%
Notes, 3.00%, 7/15/12	7,647,707 e,f	7,924,944
U.S. Treasury Notes--.1%
4.00%, 6/15/09	594,000 g	602,098
4.50%, 2/28/11	315,000 f	338,428
		940,526
Total Bonds and Notes

(cost $856,601,387)	855,471,697

	Principal
Short-Term Investments--8.4%	Amount ($)	Value ($)
U.S. Government Agencies--8.2%
Federal Home Loan Bank,
Notes, 0.08%, 3/12/09	10,000,000	9,999,133
Federal Home Loan Bank,
Notes, 0.10%, 2/19/09	30,000,000	29,998,500
Federal Home Loan Bank,
Notes, 0.35%, 4/13/09	20,000,000	19,986,194
		59,983,827
U.S. Treasury Bills--.2%
0.02%, 2/5/09	1,120,000 g	1,119,997
Total Short-Term Investments
(cost $61,103,825)		61,103,824

Other Investment--.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,167,000)	6,167,000 [h]	6,167,000
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,716,209)	7,716,209 [h]	7,716,209

Total Investments (cost $931,588,421)	127.6%	930,458,730
Liabilities, Less Cash and Receivables	(27.6%)	(201,360,210)
Net Assets	100.0%	729,098,520

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $2,977,908 or 0.4% of net assets.
c	Purchased on a forward commitment basis.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $6,555,934 and the total market value of the collateral held by the fund is $7,716,209.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $931,588,421.

Net unrealized depreciation on investments was $1,129,691 of which $11,542,106 related to appreciated investment securities and $12,671,797 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	161	(19,025,673)	March 2009	116,062
U.S. Treasury 10 Year Notes	157	(19,259,484)	March 2009	279,656
				395,718

STATEMENT OF OPTIONS WRITTEN
January 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
Federal National Mortgage Association,
March 2009@100.92	14,591,000	a,b	(139,738)
Federal National Mortgage Association,
March 2009@101.1	14,649,000	a,b	(130,010)
U.S. Treasury Bond Futures,
February 2009@ 134.00	2,700,000	a	(13,500)
Put Options:
Federal National Mortgage Association,
March 2009@100.92	14,591,000	a,b	(224,059)
Federal National Mortgage Association,
March 2009@101.1	14,649,000	a.b	(239,848)
U.S. Treasury Bond Futures,
February 2009@ 134.00	2,700,000	a	(210,516)

			(957,671)

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	13,883,209	(561,953)
Level 2 - Other Significant Observable Inputs	916,575,521	0
Level 3 - Significant Unobservable Inputs	0	0
Total	930,458,730	(561,953)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

FORM N-Q

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC. - Dreyfus GNMA Fund By: /s/ J. David Officer J. David Officer President Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)